Subsequent Events (Details) - Subsequent Event [Member]	Feb. 06, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Issuance cost (in Dollars) | $	$ 317
Series A warrants [Member]
Subsequent Events [Line Items]
warrant shares	1,600,000
Series B warrants [Member]
Subsequent Events [Line Items]
warrant shares	1,600,000
Placement agent [Member]
Subsequent Events [Line Items]
warrant shares	96,000
Common Stock [Member]
Subsequent Events [Line Items]
New issue shares	1,600,000
Price per share (in Dollars per share) | $ / shares	$ 1.25
Gross proceeds (in Dollars) | $	$ 2,000
Common Stock [Member] | Series A warrants [Member]
Subsequent Events [Line Items]
warrant shares	1,600,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 1.25
Exercisable term	5 years
Common Stock [Member] | Series B warrants [Member]
Subsequent Events [Line Items]
warrant shares	1,600,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 1.25
Exercisable term	18 months
Common Stock [Member] | Placement agent [Member]
Subsequent Events [Line Items]
warrant shares	96,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 1.5625
Exercisable term	5 years